Short-Term Borrowings (Tables)	12 Months Ended
Dec. 31, 2015
Short-Term Borrowings [Abstract]
Short-term borrowings
Short-term borrowings of the Company were cash management accounts as follows:

(dollars in thousands)	2015	2014	2013
Amount outstanding at December 31,	$191,226	189,116	204,162
Maximum amount outstanding at any month end	194,738	209,370	204,162
Average amount outstanding	184,725	189,430	180,275
Weighted average interest rate:
For the year	0.66%	0.74	0.82
As of year end	0.60	0.72	0.82